FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2014
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$220	$-	$220
Marketable securities	59,227	-	59,227
Contingent consideration related to Mailvision	-	(443)	(443)

Total Financial asset (liability)	$59,447	$(443)	$59,004

	December 31, 2015
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$101	$-	$101
Marketable securities	52,774	-	52,774
Contingent consideration related to Mailvision	-	(228)	(228)
Earn-Out liability related to the acquisition of ACS	-	(2,109)	(2,109)

Total Financial asset (liability)	$52,875	$(2,337)	$50,538

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2015	$(443)
Payment of MV Earn Out liability	233
Adjustment due to time change value	(18)
Liabilities incurred in relation to the acquisition of ACS	(2,109)

Balance at December 31, 2015	$(2,337)